Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net income (loss)	$ 1,824	$ 12,459	$ (61,018)	$ (12,858)	$ (9,743)	$ (17,870)	$ (6,270)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	(522)	(34,141)	(7,066)	(66,192)	(43,574)	9,295	2,984
Net unrealized gain/(loss) on derivative instruments	(1,618)	6,021	(3,687)	17,041	13,859	(6,850)	15,302
Comprehensive (loss)/income	(316)	(15,661)	(71,771)	(62,009)	(39,458)	(15,425)	12,016
Comprehensive (loss)/income attributable to non-controlling interest	247	151	(435)	(2,257)	(1,013)	(3,388)	(3,414)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	$ (69)	$ (15,510)	$ (72,206)	$ (64,266)	$ (40,471)	$ (18,813)	$ 8,602